Exchange Rate of closing (Details)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024 AUD ($) GBP (£) PLN (zł) CLP ($) INR (₨) USD ($) CAD ($)	Dec. 31, 2023 USD ($) CAD ($) AUD ($) PLN (zł) CLP ($) GBP (£) INR (₨)
United Kingdom, Pounds
Closing foreign exchange [Line Items]
Closing foreign exchange rate | £		0.82667	0.86691
Percentage of variation closing foreign exchange rate	(4.64%)
United States of America, Dollars
Closing foreign exchange [Line Items]
Closing foreign exchange rate		1.03490	1.10390
Percentage of variation closing foreign exchange rate	(6.25%)
Canada, Dollars
Closing foreign exchange [Line Items]
Closing foreign exchange rate		1.48912	1.46061
Percentage of variation closing foreign exchange rate	1.95%
Australia, Dollars
Closing foreign exchange [Line Items]
Closing foreign exchange rate		1.67318	1.62057
Percentage of variation closing foreign exchange rate	3.25%
Poland, Zlotych
Closing foreign exchange [Line Items]
Closing foreign exchange rate | zł		4.27820	4.34300
Percentage of variation closing foreign exchange rate	(1.49%)
Chile, Pesos
Closing foreign exchange [Line Items]
Closing foreign exchange rate		1,031.52	967.780
Percentage of variation closing foreign exchange rate	6.59%
India, Rupees
Closing foreign exchange [Line Items]
Closing foreign exchange rate | ₨		89.20050	91.94270
Percentage of variation closing foreign exchange rate	(2.98%)